Average Annual Total Returns (Invesco Van Kampen V.I. Capital Growth Fund)	12 Months Ended
	May 02, 2011
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
Russell 1000 Growth Index
Average Annual Total Returns
Label	Russell 1000® Growth Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	16.71%
5 Years	3.75%
10 Years	0.02%
Lipper VUF Large-Cap Growth Funds Index
Average Annual Total Returns
Label	Lipper VUF Large-Cap Growth Funds Index	[1]
1 Year	14.92%
5 Years	2.64%
10 Years	(0.12%)
Series II shares, Invesco Van Kampen V.I. Capital Growth Fund
Average Annual Total Returns
Label	Series II: Inception (09/18/00)
Inception Date	Sep. 18, 2000
1 Year	19.56%
5 Years	3.82%
10 Years	(2.08%)

[1]	The Fund has elected to include three benchmark indices: the S&P® 500 Index, the Russell 1000® Growth Index and the Lipper VUF Large-Cap Growth Funds Index. The Fund has elected to use the S&P 500® Index as its broad-based benchmark instead of the Russell 1000® Growth Index to provide investors a broad proxy for the U.S. market. The Russell 1000® Growth Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund's investment process. The Lipper VUF Large-Cap Growth Funds Index has been added as a peer group benchmark.